BALANCE SHEETS (Parenthetical) - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
STOCKHOLDERS' DEFICIT
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	950,000,000	950,000,000
Football and office equipment, net of accumulated depreciation		$ 0
Notes payable		$ 0
Common stock, shares issued	864,153,385	527,327,424	419,562,102
Common stock, shares outstanding	862,653,385	525,827,424	418,062,102
Notes payable	$ 51,099	$ 0
Common stock issuable, shares		0	40,000
Football and office equipment, net of accumulated depreciation	69,658	$ 0
Unsecured [Member]
STOCKHOLDERS' DEFICIT
Convertible promissory notes, debt discounts and put premiums	117,866	32,129	$ 54,942
Secured Debt [Member]
STOCKHOLDERS' DEFICIT
Convertible promissory notes, debt discounts and put premiums	$ 404,415	$ 462,468	$ 53,333